Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2014
U.S. Treasury securities and obligations of U.S. government agencies	$42,910	$115	$(123)	$42,902
Obligations of states and political subdivisions	83,215	5,112	(306)	88,021
Mortgage-back securities in government sponsored entities	65,646	976	(180)	66,442

Total debt securities	191,771	6,203	(609)	197,365
Equity securities in financial institutions	481	59	—	540

Total	$192,252	$6,262	$(609)	$197,905

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2013
U.S. Treasury securities and obligations of U.S. government agencies	$52,229	$95	$(764)	$51,560
Obligations of states and political subdivisions	79,975	2,327	(1,677)	80,625
Mortgage-back securities in government sponsored entities	66,409	1,127	(557)	66,979

Total debt securities	198,613	3,549	(2,998)	199,164
Equity securities in financial institutions	481	—	(32)	449

Total	$199,094	$3,549	$(3,030)	$199,613

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2014 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$628	$629
Due from one to five years	27,702	27,723
Due from five to ten years	34,718	36,191
Due after ten years	63,077	66,380
Mortgage-backed securities in government sponsored entities	65,646	66,442
Equity securities in financial institutions	481	540

Total	$192,252	$197,905

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2014	2013
Sale proceeds	$18,088	$8,686
Gross realized gains	113	144
Gross realized losses	(1)	(89)
Gains from securities called or settled by the issuer	1	149

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2014 and 2013 not recognized in income are as follows.

2014	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$7,664	$(17)	$11,888	$(106)	$19,552	$(123)
Obligations of states and political subdivisions	853	(11)	5,647	(295)	6,500	(306)
Mortgage-backed securities in gov’t sponsored entities	12,289	(29)	11,492	(151)	23,781	(180)

Total temporarily impaired	$20,806	$(57)	$29,027	$(552)	$49,833	$(609)

2013	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$30,800	$(764)	$—	$—	$30,800	$(764)
Obligations of states and political subdivisions	28,428	(1,556)	968	(121)	29,396	(1,677)
Mortgage-backed securities in gov’t sponsored entities	32,557	(553)	279	(4)	32,836	(557)
Equity securities in financial institutions	449	(32)	—	—	449	(32)

Total temporarily impaired	$92,234	$(2,905)	$1,247	$(125)	$93,481	$(3,030)